Income Taxes 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income tax expense reconciliation
Statutory federal income tax expense	$ 100,000,000		$ 134,900,000		$ 54,700,000
Effect of state income tax, net of federal benefit	2,700,000	[1]	5,800,000	[1]	(9,900,000)	[1]
Effect of noncontrolling interests	(4,000,000)		(4,000,000)		(5,100,000)
Effect of gains (losses) on investments, sales of assets and impairment of assets					(3,800,000)
Other differences, net	(3,500,000)		(1,200,000)
Total income tax expense	$ 95,188,000		$ 135,539,000		$ 35,883,000

[1]	State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.